Shareholder Report	9 Months Ended	10 Months Ended	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Northern Lights Fund Trust III
Entity Central Index Key			0001537140
Entity Investment Company Type			N-1A
Document Period End Date			Sep. 30, 2024
C000246525
Shareholder Report [Line Items]
Fund Name		Counterpoint Quantitative Equity ETF
Trading Symbol		CPAI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of November 28, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775.
Additional Information Phone Number		1-844-509-2775
Additional Information Website		https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$74	0.75%Footnote Reference*

The cost of a $10,000 investment would have been higher than the amount shown above had it been a full reporting period.

* Annualized

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.75%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (November 28, 2023)
Counterpoint Quantitative Equity ETF - NAV	34.12%
S&P 1000® Index	24.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				Nov. 28, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Sep. 30, 2024
AssetsNet	$ 38,875,324	$ 38,875,324	$ 38,875,324	$ 38,875,324
Holdings Count | Holding	51	51	51	51
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		308.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,875,324
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$0
Portfolio Turnover	308%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

C000216396
Shareholder Report [Line Items]
Fund Name	Counterpoint High Yield Trend ETF
Trading Symbol	HYTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of January 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$47	0.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Counterpoint High Yield Trend ETF - NAV	CP High Yield Trend Index	Bloomberg U.S. Aggregate Bond Index
01/21/20	$10,000	$10,000	$10,000
09/30/20	$9,427	$9,467	$10,590
09/30/21	$10,191	$10,300	$10,495
09/30/22	$9,049	$9,199	$8,963
09/30/23	$9,302	$9,561	$9,021
09/30/24	$10,541	$10,918	$10,065

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 21, 2020)
Counterpoint High Yield Trend ETF - NAV	13.32%	1.13%
CP High Yield Trend Index	14.18%	1.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date				Jan. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,493,142	$ 25,493,142	$ 25,493,142	$ 25,493,142
Holdings Count | Holding	9	9	9	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,493,142
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	7.9%
Money Market Funds	2.4%
U.S. Government & Agencies	89.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://counterpointfunds.com/resources/ or upon request at 1-844-509-2775.

On May 1, 2024, the Fund changed its name from “CP High Yield Trend ETF” to “Counterpoint High Yield Trend ETF.”

On June 30, 2024, the Fund changed its non-fundamental policy on how it invests at least 80% of its net assets. The Fund began to invest at least 80% of its assets, plus borrowings for investment purposes, in the constituents of the CP High Yield Trend Index, or economic equivalents thereto, including total return swaps on the returns of the CP High Yield Trend Index. As a result, total return swap risk—the risk that adverse price movements in a swap can cause a loss greater than the Fund’s initial investment in the swap—became a principal investment risk of the Fund.

Effective August 21, 2024, the fiscal year end of the Fund was moved to September 30.